Transactions with Related Parties (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended																		12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 18, 2013 USD ($)	Dec. 31, 2013 Acropolis USD ($)	Dec. 31, 2012 Acropolis USD ($)	Dec. 31, 2011 Acropolis USD ($)	Dec. 31, 2013 Navios Partners Agreement USD ($)	Dec. 31, 2012 Navios Partners Agreement USD ($)	Dec. 31, 2011 Navios Partners Agreement USD ($)	Dec. 31, 2013 Navios Acquisition Agreement USD ($)	Dec. 31, 2012 Navios Acquisition Agreement USD ($)	Dec. 31, 2011 Navios Acquisition Agreement USD ($)	Dec. 31, 2013 Navios Logistics Agreement USD ($)	Dec. 31, 2012 Navios Logistics Agreement USD ($)	Dec. 31, 2011 Navios Logistics Agreement USD ($)	Dec. 31, 2013 Navios Europe USD ($)	Dec. 31, 2013 Navios Partners USD ($)	Dec. 31, 2012 Navios Partners USD ($)	Dec. 31, 2011 Navios Partners USD ($)	Dec. 31, 2013 Navios Acquisition USD ($)	Dec. 31, 2012 Navios Acquisition USD ($)	Dec. 31, 2013 Navios Asia USD ($)	Oct. 09, 2013 Navios Holdings, Acquisition, Partners USD ($)	Dec. 31, 2013 Navios Holdings, Acquisition, Partners USD ($)	Dec. 31, 2013 Navios Holdings USD ($)
Annual lease payments of office	$ 1,320	€ 959
Commisions paid						63	48	17
Dividends received						433	140	602
Trade accounts payable						76	115
Amount of future charter payments covered by guarantee									0
Maximum payout of company under Navios Partner's guarantee										20,000
General and administrative expenses	44,634		51,331	52,852					4,366	3,883	3,447	3,476	2,110	1,527	740	600	375	25						9
Due from affiliate, total	12,064		108,538
Due from affiliate, current	8,328		50,837															1,407	390	21,716		6,530	29,121
Due from affiliate, non current	5,144		57,701																			5,144	57,701
Unamortized deferred gain for vessels and rights sold																			21,578	28,459
Deferred gain recognized in Statement of Comprehensive Income	19,344		48,228	35,246															6,881	12,652	12,024
Debt Instrument Maturity Date																						Dec. 31, 2014
Face amount of credit facility																						40,000
Maximum borrowing capacity																						40,000
Variable rate basis																						LIBOR
Spread on variable rate basis																						300 basis points
Loan receivable from affiliate company	2,660		35,000																			0	35,000
Navios Europe - Revolving loan
Loans receivable from affiliates																											2,660
Revolving loan facility maximum borrowing capacity																									24,100	18,500	8,788
Long Term Debt	1,511,249		1,358,212	1,453,557	10,000																						10,000
Ownership percentage of Navios Holdings																											47.50%
Investment in affiliates	$ 335,303		$ 197,291	$ 117,088																							$ 4,750
Preferred Distribution Percentage																											12.70%